Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid contract for services	$ 46,066
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services	$ 98,118	$ 97,500